united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22612

Wakefield Alternative Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

WAKEFIELD MANAGED FUTURES
STRATEGY FUND

SEMI-ANNUAL REPORT

December 31, 2016

www.WakefieldFunds.com

1-855-243-1815

Table of Contents

Shareholder Letter	1

Portfolio Review	3

Disclosure of Fund Expenses	4

Consolidated Schedule of Investments	5

Consolidated Statement of Assets and Liabilities	6

Consolidated Statement of Operations	7

Consolidated Statement of Changes in Net Assets	8

Consolidated Financial Highlights	9

Notes to Financial Statements	11

Additional Information	23

Semi-Annual Report | December 31, 2016

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX - 931046 106) and Class I Shares (WKFIX - 931046 304).

The period ending December 31, 2016 marked the Fund’s eighteenth full fiscal quarter of trading. The performance of both Class A Shares and Class I Shares were negative for the six month period ended December 31, 2016. Specifically, Class A Shares were -5.16% and Class I Shares were -5.02%. During this same period, the Fund outperformed the SG CTA Index (the “Managed Futures Proxy”) which was down -6.57%. In addition, the Fund underperformed the S&P 500® Total Return Index (the “Equities Index”) which returned +7.82% for the period.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund allocates approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach, portfolio diversification may center on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield”), who acts as Portfolio Manager for the Fund, delegates the management of the Fund’s Managed Futures component to one or more Commodity Trading Advisors. Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs using the DB Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $3.4 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of December 31, 2016, Wakefield had selected six independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long-term performance to investors. An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

Effective December 12, 2016, Gemini Fund Services, LLC replaced ALPS Fund Services, Inc. as transfer agent and administrator to the Wakefield Managed Futures Strategy Fund. In addition, Foreside Fund Services, LLC replaced ALPS Distributors, LLC as Fund Distributor.

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

The Fund, the sub-advisers, and the Underlying Strategies may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund and sub-advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A MANAGED FUTURES PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

One may not invest directly in an index.

Patrick J. Kane and Patrick F. Hart III are Registered Representatives of Foreside Fund Services, LLC.

Wakefield Managed Futures Strategy Fund
PORTFOLIO REVIEW
December 31, 2016 (Unaudited)

The Fund’s performance figures* for the period ended December 31, 2016, as compared to its benchmarks:

			Three Year	Annualized Since
	Six Months	One Year	(Annualized)	Inception ^
Wakefield Managed Futuers Strategy Fund Class A	(5.16)%	(2.55)%	0.42%	(1.04)%
Wakefield Managed Futuers Strategy Fund Class A with 5.75% load	(10.57)%	(8.17)%	(1.55)%	(2.39)%
Wakefield Managed Futuers Strategy Fund Class I	(5.02)%	(2.33)%	0.67%	(0.85)%
SG CTA Index **	(6.57)%	(2.68)%	4.03%	2.14%
S&P 500 Total Return Index ***	7.82%	11.96%	8.87%	13.38%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the most recent prospectus, the Fund’s total annual operating expense ratios are 3.94% (2.18% after fee waiver and reimbursement) and 3.69% (1.93% after fee waiver and reimbursement) for Class A and Class I, respectively. For performance information current to the most recent month-end, please call 1-855-243-1815.

**	The SG CTA Index (formerly the Newedge CTA Index) is a daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of 500 of the largest US domiciled companies. The index does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

^	Inception date is September 10, 2012.

The chart represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comparison of the Change in Value of a $10,000 Investment

Asset Allocation as of December 31, 2016

These allocations may not reflect the current of future position of the Fund

Please refer to the Consolidated Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Wakefield Managed Futures Strategy Fund

EXPENSE EXAMPLES

December 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Wakefield Managed Futures	Value	Account Value	During Period	During Period **
Strategy Fund	7/1/16	12/31/16	7/1/16 – 12/31/16*	7/1/16 – 12/31/16
Class A
Actual	$1,000.00	$948.40	$10.51	2.14%
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.42	$10.87	2.14%
Class I
Actual	$1,000.00	$949.80	$9.29	1.89%
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.68	$9.60	1.89%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

Wakefield Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Principal		Fair Value
	CORPORATE BONDS - 3.88%
	CONSUMER, CYCLICAL - 0.33%
$50,000	American Honda Finance Corp., 1.741%, due 02/22/19 ^	$50,495

	ENERGY - 0.66%
100,000	TransCanada PipeLines Ltd., 1.808%, 01/12/18 ^	100,405

	FINANCIALS - 2.89%
65,000	Bank of Nova Scotia, 1.853%, 01/15/19 ^	65,540
120,000	JPMorgan Chase & Co., 1.938%, 01/25/18 ^	120,803
200,000	Korea Development Bank, 1.507%, 01/23/17 ^	199,990
55,000	Toronto-Dominion Bank, 1.881%, 01/22/19 ^	55,468
		441,801

	TOTAL CORPORATE BONDS (Cost - $590,462)	592,701

	GOVERNMENT BONDS - 15.39%
	FOREIGN GOVERNMENT BONDS - 1.31%
200,000	Export-Import Bank of Korea, 1.631%, 01/17/17 ^	200,022

	U.S. GOVERNMENT BONDS & NOTES - 14.08%
625,000	U.S. Treasury Note, 0.500%, 07/31/17	624,414
200,000	U.S. Treasury Note, 0.580%, 04/30/17 ^	200,077
325,000	U.S. Treasury Note, 0.625%, 11/30/17	324,283
750,000	U.S. Treasury Note, 0.674%, 10/31/17 ^	751,101
250,000	U.S. Treasury Note, 1.375%, 06/30/18	251,201
		2,151,076

	TOTAL GOVERNMENT BONDS (Cost - $2,348,994)	2,351,098

Shares
	SHORT-TERM INVESTMENT - 56.73%
	MONEY MARKET FUND - 56.73%
8,668,298	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, (7 Day Yield 0.818%)	8,668,225
	(Cost - $8,668,225)

	TOTAL INVESTMENTS - 76.00% (Cost - $11,607,681)	$11,612,024
	OTHER ASSETS & LIABILITIES - NET - 24.00% (a)	3,667,133
	TOTAL NET ASSETS - 100.00%	$15,279,157

Total Return Swap	Unrealized Appreciation
Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $15,030,048. +	$387,684

^	Variable interest rate. Interest rate shown reflects the rate in effect as of December 31, 2016

+	All or a portion of this investment is a holding of the Wakefield MFS Fund LTD.

a	Includes cash which is being held as collateral for swap contracts.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES *

December 31, 2016 (Unaudited)

ASSETS
Investment securities:
At cost	$11,607,681
At value	$11,612,024
Deposit with broker for swap contracts	2,726,939
Cash	503,906
Unrealized appreciation on total return swap contracts	387,684
Due from advisor	55,700
Dividends and interest receivable	9,389
Receivable for Fund shares sold	2,328
Prepaid expenses and other assets	34,002
TOTAL ASSETS	15,331,972

LIABILITIES
Distribution (12b-1) fees payable	193
Accrued Audit Fees	12,472
Accrued Professional	11,027
Accrued Custody Fees	7,847
Accrued Administration Fees	7,461
Accrued Accounting Fees	5,814
Accrued Transfer Agent Fees	4,595
Accrued Printing Expense	1,303
Accrued Director/Trustee Fees	102
Accrued expenses and other liabilities	2,001
TOTAL LIABILITIES	52,815
NET ASSETS	$15,279,157

Net Assets Consist Of:
Paid in capital	$15,191,924
Undistributed net investment loss	(190,871)
Accumulated net realized loss from security transactions	(113,923)
Net unrealized appreciation on investments	392,027
NET ASSETS	$15,279,157

Net Asset Value Per Share:
Class A Shares:
Net Assets	$906,360
Shares of beneficial interest outstanding (a)	94,827
Net asset value (Net assets ÷ Shares Outstanding) and redemption price per share (b)(c)	$9.56
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$10.14

Class I Shares:
Net Assets	$14,372,797
Shares of beneficial interest outstanding (a)	1,491,243
Net asset value (Net assets ÷ Shares Outstanding), offering, and redemption price per share (b)	$9.64

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(c)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may subject to a contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

*	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS *

For the Six Months Ended December 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$53,826
TOTAL INVESTMENT INCOME	53,826

EXPENSES
Investment advisory fees	155,544
Administrative services fees	81,228
Compliance officer fees	33,427
Transfer agent fees	21,654
Registration fees	20,206
Audit fees	12,472
Accounting services fees	9,193
Legal fees	7,506
Custodian fees	6,972
Insurance expense	6,123
Trustees’ fees and expenses	6,102
Printing and postage expenses	3,336
Distribution (12b-1) fees
Class A	1,276
Other expenses	4,247
TOTAL EXPENSES	369,286

Less: Fees waived and expenses reimbursed by the Advisor	(204,784)

NET EXPENSES	164,502
NET INVESTMENT LOSS	(110,676)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investment transactions	3,762
3,762
Net change in unrealized depreciation of:
Investments	(10,603)
Total return swap contracts	(761,206)
(771,809)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(768,047)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(878,723)

*	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment loss	$(110,676)	$(274,692)
Net realized gain (loss) from security transactions	3,762	(10,567)
Net change in unrealized appreciation (depreciation) of investments and total return swap contracts	(771,809)	819,799
Net increase (decrease) in net assets resulting from operations	(878,723)	534,540

FROM SHARES OF BENEFICIAL INTEREST
Class A
Proceeds from shares sold	30,271	275,197
Payments for shares redeemed, net of redemption fees	(238,727)	(432,950)
Class I
Proceeds from shares sold	503,381	2,181,484
Payments for shares redeemed, net of redemption fees	(2,890,541)	(5,323,494)
Net decrease in net assets from shares of beneficial interest	(2,595,616)	(3,299,763)

TOTAL DECREASE IN NET ASSETS	(3,474,339)	(2,765,223)

NET ASSETS
Beginning of Period	18,753,496	21,518,719
End of Period*	$15,279,157	$18,753,496
* Includes undistributed net investment loss of:	$(190,871)	$(80,195)

SHARE ACTIVITY
Class A
Shares Sold	3,023	27,927
Shares Redeemed	(23,928)	(43,973)
Net decrease in shares of beneficial interest outstanding	(20,905)	(16,046)
Class I
Shares Sold	51,085	217,494
Shares Redeemed	(293,137)	(532,946)
Net decrease in shares of beneficial interest outstanding	(242,052)	(315,452)

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	For the					For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31,		June 30,	June 30,	June 30,	June 30,
	2016 (10)		2016 (10)	2015 (10)	2014 (10)	2013 (1)(10)
	(Unaudited)
Net asset value, beginning of period	$10.08		$9.83	$9.46	$9.45	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.16)	(0.18)	(0.15)	(0.11)
Net realized and unrealized gain (loss)	(0.44)		0.41	0.55	0.16	(0.44)
Total from investment operations	(0.52)		0.25	0.37	0.01	(0.55)
Paid-in-Capital from
Redemption Fees (Note 6)	—		—	0.00 (7)	0.00 (7)	0.00	(7)
Net asset value, end of period	$9.56		$10.08	$9.83	$9.46	$9.45
Total return (3)	(5.16	%) (9)	2.54%	3.91%	0.11%	(5.50	%) (9)
Net assets, end of period (000s)	$906		$1,166	$1,295	$4,850	$7,280
Ratio of gross expenses to average net assets (4)(5)	4.51	% (8)	3.90%	3.85%	4.15%	4.35	% (8)
Ratio of net expenses to average net assets (5)	2.14	% (8)	2.14%	2.14%	2.14%	2.14	% (8)
Ratio of net investment loss (6)	(1.52	%) (8)	(1.59%)	(1.83%)	(1.65%)	(1.48	%) (8)
Portfolio Turnover Rate	63	% (9)	97%	93%	94%	85	% (9)

(1)	The Wakefield Managed Futures Strategy Fund commenced operations on September 10, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized.

(9)	Not annualized.

(10)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the					For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31,		June 30,	June 30,	June 30,	June 30,
	2016 (10)		2016 (10)	2015 (10)	2014 (10)	2013 (1)(10)
	(Unaudited)
Net asset value, beginning of period	$10.15		$9.87	$9.49	$9.46	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.13)	(0.16)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	(0.45)		0.41	0.54	0.16	(0.43)
Total from investment operations	(0.51)		0.28	0.38	0.03	(0.54)
Paid-in-Capital from
Redemption Fees (Note 6)	—		0.00 (7)	0.00 (7)	0.00 (7)	0.00	(7)
Net asset value, end of period	$9.64		$10.15	$9.87	$9.49	$9.46
Total return (3)	(5.02	%) (9)	2.84%	4.00%	0.32%	(5.40	%) (9)
Net assets, end of period (000s)	$14,373		$17,587	$20,244	$14,060	$15,983
Ratio of gross expenses to average net assets (4)(5)	4.26	% (8)	3.65%	3.55%	3.90%	4.43	% (8)
Ratio of net expenses to average net assets (5)	1.89	% (8)	1.89%	1.89%	1.89%	1.89	% (8)
Ratio of net investment loss (6)	(1.27	%) (8)	(1.34%)	(1.59%)	(1.42%)	(1.37	%) (8)
Portfolio Turnover Rate	63	% (9)	97%	93%	94%	85	% (9)

(1)	The Wakefield Managed Futures Strategy Fund commenced operations on September 10, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized.

(9)	Not annualized.

(10)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	ORGANIZATION

The Wakefield Alternative Series Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund (the “Fund”). The Fund commenced investment operations on September 10, 2012.

The Wakefield Managed Futures Strategy Fund (the “Wakefield Fund”) is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval. The Class C shares are currently not operational as of December 31, 2016.

The Wakefield Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Use of Estimates – The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2016.

Federal Income Taxes – The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended December 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investments in a Wholly-Owned Subsidiary – The Wakefield Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) as well as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund – The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of December 31, 2016, the net assets of the Fund are $15,279,157 of which $3,114,623, or 20.39% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation – The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Funds. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service. Debt securities having a maturity of less than 60 days may be valued at amortized cost. If prices are not available from the pricing service, then the securities will be priced at “fair value.”

Swaps are priced based on valuations provided by an independent and/or executing broker, pricing service and/or Sub-Administrator if available. If a price is not available, then “fair-value” procedures will be used.

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Security Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are specific to a class of shares of the Fund are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Distributions – The Wakefield Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Valuation Measurements – The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund’s as of December 31, 2016:

Wakefield Managed Futures Strategy Fund

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities at Value *	Prices	Intputs	Inputs	Total
Corporate Bonds	$—	$592,701	$—	$592,701
Government Bonds	—	2,351,098	—	2,351,098
Short Term Investments	8,668,225	—	—	8,668,225
Total	$8,668,225	$2,943,799	$—	$11,612,024

Other Financial Instruments

Assets
Total Return Swap **	$—	$387,684	$—	$387,684
Total	$—	$387,684	$—	$387,684

There were no transfers between Levels during the current period presented.

It is the Fund’s policy to recognize transfers between any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Fund’s Consolidated Portfolio of Investments for industry classifications.

**	Includes cumulative net unrealized appreciation on open swap contracts as of December 31, 2016

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

3.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Market Risk Factors – In pursuit of its investment objective, the Fund seeks to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Agreements – The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the

Wakefield Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2016 (Unaudited)

agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments – The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2016:

Derivatives Not	Asset Derivatives		Liabilities Derivatives
Accounted for as	Consolidated Statement of		Consolidated Statement of
Hedging Instruments	Asset and Liabilites Location	Fair Value	Asset and Liabilites Location	Fair Value
Equity Contracts (Total Return Swaps)	Unrealized appreciation on total return swap contracts	$387,684	Unrealized depreciation on total return swap contracts	$—
		$387,684		$—

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

The effect of derivatives instruments on the Consolidated Statement of Operations for the period ending December 31, 2016:

		Realized	Change in Unrealized
		Gain/(Loss) on	Depreciation on
Derivatives Not		Derivatives	Derivatives
Accounted for as		Recognized in	Recognized in
Hedging Instruments	Location of Gain on Derivatives Recognized in Income	Income	Income
Equity Contracts (Total Return Swaps)	Net realized gain on total return swap contracts/Net change in unrealized appreciation/(deprectaion) on total return swap contracts	$—	$(761,206)
		$—	$(761,206)

The Wakefield Managed Futures Strategy Fund’s average notational value for total return swaps is indicative of the activity in the portfolio for the six months ended December 31, 2016.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of off set that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of December 31, 2016:

Liability:	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amounts
	Presented in the
	Consolidated
	Statement of	Financial
	Assets &	Instruments		Net Amount of
Description	Liabilities	Pledged	Cash Collateral Pledged	Assets

Total Return Swaps	$387,684	$—	$2,726,939	$3,114,623
	$387,684	$—	$2,726,939	$3,114,623

4.	TAX BASIS INFORMATION

Reclassifications – As of June 30, 2016, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to minor differences between book and tax characterizations of paydowns, the Cayman subsidiary income, and certain other investments. The reclassifications were as follows:

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

Wakefield Managed
Futures Strategy Fund
Accumulated Net Investment Gain	$312,154
Accumulated Net Realized Loss on Investments	$(6,898)
Paid-in Capital	$(305,256)

Included in the amounts reclassified was a net operating loss offset to paid in capital of $221,256.

Tax Basis of Investments – The differences between book-basis and tax-basis are primarily due to the treatment of derivatives. As of December 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Wakefield Managed
Futures Strategy Fund
Cost of investments for income tax purposes	$11,607,709
Gross appreciation (excess of value over tax cost)	$4,875
Gross depreciation (excess of tax cost over value)	(560)
Net appreciation of swaps and currency	387,684
Net unrealized appreciation	$391,999

Components of Distributable Earnings on a Tax Basis – As of June 30, 2016, the components of distributable earning on a tax basis were as follows:

Wakefield Managed
Futures Strategy Fund
Accumulated Capital Loss	$(117,657)
Unrealized Appreciation	1,163,808
Other Cumulative Timing Differences	(80,195)
Total	$965,956

Capital Losses – As of June 30, 2016, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Capital losses deferred to the next year were as follows:

	Short Term	Long Term
Wakefield Managed Futures Strategy Fund	$59,795	$44,937

The Wakefield Managed Futures Strategy Fund elects to defer to the year ended June 30, 2017, capital losses recognized during the period November 1, 2015, to June 30, 2016 in the amount of $12,925 and late year ordinary losses in the amount of $80,195.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. During the years ended June 30, 2016 and June 30, 2015, the Fund did not pay any distributions.

5.	SECURITIES TRANSACTIONS

For the six months ended December 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,556,881 and $17,734,536, respectively.

6.	BENEFICIAL INTERST TRANSACTIONS

The Trust has an unlimited number of shares with no par value per share. The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund. The Wakefield Fund received $0 in redemption fees during the six months ended December 31, 2016.

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wakefield Advisors serves as the investment advisor to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Fund, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets of the Wakefield Fund.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Wakefield Fund Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management. Effective August 31, 2016, Logan Circle Partners, L.P. resigned as the Wakefield Fund Sub-Advisor.

The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, at least until October 31, 2017, but only to the extent necessary to maintain the Fund’s total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class for the Wakefield Fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

by the Board of Trustees. For the six months ended December 31, 2016 the fee waivers and/or reimbursements were $204,784.

The following amounts are subject to recapture by the listed dates.

6/30/2017	6/30/2018	6/30/2019	Total
$408,992	$331,600	$356,858	$1,097,450

Distributor – The Fund has adopted the Trust’s Master Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is paid to Foreside Fund Services, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets for Class A shares and 1.00% for Class C shares. For the six months ended December 31, 2016, the Fund incurred distribution fees of $1,276.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

8.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9.	TRUSTEE AND OFFICERS

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below. As of December 31, 2016, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each an “Independent Trustee”). The Fund pays each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2016 (Unaudited)

10.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds TempFund. The BlackRock Liquidity Funds TempFund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the BlackRock Liquidity Funds TempFund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Liquidity Funds TempFund. The financial statements of the BlackRock Liquidity Funds TempFund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2016 the percentage of the Fund’s net assets invested in the BlackRock Liquidity Funds TempFund was 56.73%.

11.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment of disclosure in the financial statements.

Wakefield Managed Futures Strategy Fund
ADDITIONAL INFORMATION
December 31, 2016 (Unaudited)

Renewal of Advisory Agreement – Wakefield Managed Futures Strategy Fund

At an in person meeting held November 9, 2016, the Trustees reviewed a memorandum prepared by Trust counsel noting specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grow; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The nature, quality, and extent of services provided by the Adviser. The Trustees reviewed the services provided by the Adviser and the qualifications and backgrounds of the persons responsible for managing and providing services to the Fund. They also considered the financial information regarding the Adviser that had been provided to them to assess whether adequate resources were available to provide the level of service expected to be provided to the Fund. The Trustees also noted that the Adviser had no material compliance issues or regulatory examination findings for the period. Based on their review, the Trustees determined that the Adviser and its personnel are well-qualified to provide all required services to the Fund and were providing services that are of high quality, and that the firm has appropriate resources to continue to provide such services.

The performance of the Fund, the Adviser and comparative performance information. The Trustees considered the performance information of the Fund that was included in the Board Materials. They also reviewed the performance of the Fund relative to mutual Fund in the Fund’s peer groups, which was included in the materials provided by the Adviser. They concluded that the performance of the Fund was not unreasonable and that the investment methodology being employed in the management of the Fund was delivering value to Fund and its shareholders.

The cost of services provided and profits realized by the Adviser under the Advisory Agreements. The Trustees also considered the fees paid by the Fund under the Advisory Agreement. They considered the information they were provided in the Board Materials about advisory fees of other mutual funds in the Fund’s peer group. The Trustees noted that the advisory and net expense ratios for the Fund were within the range of the Fund’s respective peer group and Morningstar category. The Trustees also noted the Adviser’s intention to renew the operating expense limitation agreements with the Fund.

The Trustees reviewed the information contained in the Board Materials regarding the profitability of the Adviser’s relationships with the Fund. After reviewing this information and other information discussed at the Meeting, the Trustees noted that the Adviser is not realizing a profit from its relationship with the Fund. A representative from the Adviser noted that the current inability to realize a profit would not hinder the Adviser’s continued provision of services to the Fund.

Based on the foregoing considerations, the Trustees determined that they were satisfied that the Fund’s advisory fee rate is consistent with applicable standards and is reasonable and fair.

Wakefield Managed Futures Strategy Fund
ADDITTIONAL INFORMATION (Continued)
December 31, 2016 (Unaudited)

Ancillary benefits received by the Adviser due to its relationship with the Fund. The Trustees considered whether any ancillary benefits accrue to the Adviser through its relationship with the Fund. Mr. Davalla noted for the Trustees the Adviser’s response in the15(c) Questionnaire regarding the services provided and the fees charged by Pyxis Global Financial Services to the Fund’s Cayman Island subsidiary and Mr. Hart’s affiliation with Pyxis Global Financial Services. After a discussion, the Trustees decided that there were not any significant indirect benefits received by the Adviser or its principals from their relationship with the Fund.

The extent to which economies of scale exist and if those economies of scale are passed on to the Fund and its shareholders. The Trustees noted that economies of scale are generally realized when a fund’s assets increase significantly. The Trustees noted that the assets have not yet reached a size for the Adviser to realize economies of scale in the costs of providing services that could be shared with the Fund.

Mr. Davalla noted that the Trustees, including a majority of the Independent Trustees, considered these factors and other factors deemed pertinent and that there was no one factor that was dispositive.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-243-1815 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-243-1815.

INVESTMENT ADVISOR
Wakefield Advisors, LLC
25568 Genesee Trail Road
Golden, CO 80401

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 190, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 190, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wakefield Alternative Series Trust

By: /s/ Patrick F. Hart III

Patrick F. Hart III, President

(Principal Executive Officer)

Date 3/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Patrick F. Hart III

Patrick F. Hart III, President

(Principal Executive Officer)

Date 3/7/17

By: /s/ Patrick J. Kane

Patrick J. Kane, Treasurer

(Principal Financial Officer)

Date 3/7/17